INCOME TAX - Components Of (Loss)/Income Before Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of (Loss)/Income Before Income Tax
Income from Chinese mainland operations	¥ 809,506		¥ 125,529	¥ 610,813
(Loss)/Income from non-Chinese mainland operations	412,283		(8,533)	(1,622,360)
(Loss)/Income before income tax expenses	¥ 1,221,789	$ 172,086	¥ 116,996	¥ (1,011,547)